CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Capital Management Growth Trust, Inc. (1933 Act File No. 33-89090; 1940 Act File No. 811-8966) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to Class A, Class C, Class FI, Class R, Class R1 and Class I of Legg Mason Capital Management Growth Trust, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (“Amendment No. 34”), and (b) that Amendment No. 34 was filed electronically.

Dated as of: March 4, 2011	By:	/s/ Richard M. Wachterman
	Name:	Richard M. Wachterman
	Title:	Assistant Secretary